RETIREMENT BENEFITS - Sensitivities of Certain Key Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Effect of one-percentage-point increase in discount rates	$ 26	$ 28	$ 16
Effect of one-percentage-point decrease in discount rates	(44)	(45)	(57)
Effect of one-percentage-point increase on benefits earned and interest cost for U.S. postretirement plans	(128)	(129)	(123)
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	128	129	123
Non-U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Effect of one-percentage-point increase in discount rates	(32)	(39)	(52)
Effect of one-percentage-point decrease in discount rates	44	56	79
Effect of one-percentage-point increase on benefits earned and interest cost for U.S. postretirement plans	(63)	(67)	(68)
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	63	67	$ 68
U.S. Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Effect of one-percentage-point increase of benefits earned and interest cost for U.S. postretirement plans	2	2
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	(2)	(1)
Effect of one-percentage-point increase on accumulated postretirement benefit obligation for U.S. postretirement plans	45	40
Effect of one-percentage-point decrease on accumulated postretirement benefit obligation for U.S. postretirement plans	(38)	(34)
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Effect of one-percentage-point increase of benefits earned and interest cost for U.S. postretirement plans	15	17
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	(12)	(14)
Effect of one-percentage-point increase on accumulated postretirement benefit obligation for U.S. postretirement plans	156	197
Effect of one-percentage-point decrease on accumulated postretirement benefit obligation for U.S. postretirement plans	$ (128)	$ (161)